Operating costs and expenses by nature - Schedule of Operating Costs and Expenses by Nature (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule Of Operating Costs And Expenses By Nature Abstract
Equity-settled listing costs	¥ 0		¥ 0	¥ 1,912,693
Employee benefits expense	304,121		640,764	341,608
Professional service fees	157,768		141,938	66,657
Market incentives for charging services	113,224		231,121	120,461
Rental, facility and utilities	32,650		26,088	12,500
Cost of charging services revenues	28,447		21,167	21,936
Cost of energy solutions revenues	27,605		86,528	0
Promotion and advertising expenses	22,384		39,862	24,844
Traveling, entertainment and general office expenses	16,739		24,850	15,879
Depreciation of right-of-use assets	5,265		7,440	9,219
Depreciation of property, plant and equipment	1,480		947	210
Amortization of intangible assets	743		472	167
Bandwidth and server custody expenses	2,155		3,585	4,914
Payment processing costs	1,063		1,067	2,427
Net impairment losses on receivables, prepayments and other financial assets	300,921	$ 41,226	73,816	22,042
Net impairment losses on inventories	0		3,296	0
Others	14,367		9,712	5,058
Total operating costs and expenses	¥ 1,028,932		¥ 1,312,653	¥ 2,560,615